Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Parenthetical) (Detail) - Fixed Annuity	Dec. 31, 2023	Mar. 31, 2023
Minimum | 0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	0.00%	0.00%
Minimum | 1.50% – less than 2.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	1.50%	1.50%
Minimum | 2.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	2.50%	2.50%
Maximum | 0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	1.50%	1.50%
Maximum | 1.50% – less than 2.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholder account balance guaranteed minimum credit rating	2.50%	2.50%